Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The Company’s property and equipment balances consisted of the following:

	March 31, 2023	December 31, 2022

	(in thousands)
Leasehold improvements	$1,832	$1,810
Furniture and fixtures	1,238	1,262
Computer equipment and software	3,358	3,206
Medical equipment	1,095	1,067
Software (development in process)	3,654	3,460
Vehicles	654	618
Other	365	37
	12,196	11,460
Less: accumulated depreciation	(3,249)	(2,621)
Property and equipment, net	$8,947	$8,839

	December 31,
	2022	2021
Leasehold improvements	$1,810	$1,537
Furniture & fixtures	1,262	1,108
Computer equipment & software	3,206	2,701
Medical equipment	1,067	414
Software (development in process)	3,460	2,433
Vehicles	618	—
Other	37	37
	11,460	8,230
Less: accumulated depreciation	(2,621)	(182)
Property and equipment, net	$8,839	$8,048